Document and Entity Information	6 Months Ended
Jun. 30, 2015 shares
Document and Entity Information
Entity Registrant Name	ReneSola Ltd
Entity Central Index Key	0001417892
Document Type	6-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	204,627,464
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2